Putnam
High Yield
Municipal
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

If history tells us anything about bond investing, it is this -- buying a bond fund after a bad year is often a smart thing to do. The bond market has endured its toughest year since 1994 and the second-worst year on record, the result of two moves by the Federal Reserve Board to raise interest rates. Within this challenging market environment, Putnam High Yield Municipal Trust met its goals of providing high current tax-exempt income by investing in higher-yielding, lower-rated municipal bonds. Not surprisingly though, higher interest rates are also symptomatic of falling bond prices and the fund's performance reflects this unavoidable relationship.

Total return for 6 months ended 9/30/99

         Net asset value            Market price
----------------------------------------------------------------
             -1.95%                   -25.64%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* MANAGEMENT MAINTAINS CONFIDENCE IN MUNICIPAL BONDS

Getting back to the importance of history, after the bond bear markets of 1989 and 1994, considerable buying opportunities were available to investors. Your fund's manager, Blake Anderson, believes that similar opportunities are present now for several reasons. The first is that a 30-year AAA-rated municipal bond currently offers a 6% yield, an extremely high level for the tax-free sector, registering almost 97% of the yield on a 30-year taxable Treasury bond. With inflation still remarkably low at 3% or less, after-tax, after-inflation returns are the highest investors have seen in years.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

B -- 19.2%

BB/Ba -- 16.4%

BBB/Baa -- 25.2%

AAA/Aaa -- 37.2%

AA/Aa -- 2.0%

Footnote reads:
*As a percentage of market value as of 9/30/99. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


Furthermore, after two interest-rate increases by the Fed and several inflation scares, Blake believes that most of the potentially negative developments have already been priced in. Even if there is another interest hike in November, it is likely that most of the damage has been done and the worst is over for the bond markets.

* OPPORTUNITY FOUND IN LOWER-RATED CREDITS AND INTERMEDIATE MATURITIES

In line with the objectives of this fund, Blake continued to emphasize the lower-credit sectors (BBB-rated and below) in which higher yields compensate investors for taking on a bit more risk. Since credit quality is at an all-time high, thanks to the strong economy, there is much less risk associated with lower-rated bonds than in previous years.

The health-care industry is one sector in which higher yields are the main attraction but credit quality is a key issue. Because of concerns about the effects of Medicare reform proposals and of Y2K disruptions, Blake has been cautious about any new purchases in this sector.

One other key strategy he has used involves investing in intermediate to long/intermediate maturities of 10 to 15 years. As interest rates have fallen, the yield curve has steepened, and intermediate bonds have outperformed other maturity ranges. Additionally, within each maturity range, Blake relies heavily on credit analysis as additional tools to evaluate investments for the fund.

* STRONGER POTENTIAL FOR BONDS SEEN IN NEAR FUTURE

Although the Fed did not raise interest rates in October, it has declared a bias toward tightening should inflation appear stronger. The threat of inflation remains the primary force driving volatility in both the bond and stock markets. The historical connection between prolonged growth and inflation haunts the markets, even as actual reported inflation lies dormant. It seems that the tightening bias has already been priced into the bond market's adverse behavior, clearing the way for better performance.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Iowa Financing Authority Health Care Facility
9.25% 7/1/25

Los Angeles, California, Regional Airport Improvement Corp.
9.25% 8/1/24

Delaware Valley Regional Finance Authority
7.75% 7/1/27

Butler, Alabama, Industrial Development Board
8.00% 9/1/28

Midland County, Michigan, Economic Development Corp.
9.50% 7/23/09

Denver City and County Airport Authority
8.50% 11/15/23

Massachusetts State Port Authority
10.00% 3/1/26

Texas State Housing and Community Affairs Home Mortgage
9.61% 7/2/24

Hodge, Louisiana Combined Utility
9.00% 3/1/10

Massachusetts State Industrial Financing Agency
9.00% 5/1/22

Footnote reads:
These holdings represent 27.6% of the fund's net assets as of 9/30/99. Portfolio holdings will vary over time.


Furthermore, with equities beginning to look vulnerable as the semiannual period ended, and with concern over Y2K likely to grow in the coming months, bonds may gain appeal as a safe haven asset in the fourth quarter.

With this sentiment and the belief that bonds are fairly valued as of this writing, Blake is inclined to take slightly more risk in the fund portfolios now, extending maturities as opportunities arise. It has always been our belief that choppy markets provide us with the opportunity to add yield, find exceptional credits, and improve call protection -- strategies that are very rewarding for shareholders over time.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Municipal Trust is designed for investors seeking high current income free from federal income tax through higher-yielding, lower-rated municipal bonds.


TOTAL RETURN FOR PERIODS ENDED 9/30/99

                           Market      Lehman Bros.         Consumer
                    NAV    price   Municipal Bond Index    price index
-------------------------------------------------------------------------
6 months          -1.95%  -25.64%        -2.16%               1.76%
-------------------------------------------------------------------------
1 year             0.15   -21.90         -0.70                2.75
-------------------------------------------------------------------------
5 years           39.45    18.46         38.78               12.38
Annual average     6.88     3.45          6.77                2.36
-------------------------------------------------------------------------
10 years         103.72    72.99        103.85               34.32
Annual average     7.37     5.63          7.38                2.99
-------------------------------------------------------------------------
Life of fund
(since 5/25/89)  109.07    72.23        106.76               35.62
Annual average     7.39     5.39          7.28                2.99
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities and the net assets allocated to remarketed preferred shares divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 9/30/99

---------------------------------------------------------------------------
Distributions (common shares)
---------------------------------------------------------------------------
Number                                                 6
---------------------------------------------------------------------------
Income1                                             $0.3355
---------------------------------------------------------------------------
Capital gains1                                         --
---------------------------------------------------------------------------
 Total                                              $0.3355
---------------------------------------------------------------------------
Preferred shares                             Series A (900 shares)
---------------------------------------------------------------------------
Income1                                             $827.29
---------------------------------------------------------------------------
Capital gains1                                         --
---------------------------------------------------------------------------
  Total                                             $827.29
---------------------------------------------------------------------------
Share value (common shares)                      NAV         Market price
---------------------------------------------------------------------------
3/31/99                                         $9.14           $10.938
---------------------------------------------------------------------------
9/30/99                                          8.63             7.875
---------------------------------------------------------------------------
Current return (common shares/end of period)
---------------------------------------------------------------------------
Current dividend rate2                           6.67%            7.31%
---------------------------------------------------------------------------
Taxable equivalent3                             11.05            12.11
---------------------------------------------------------------------------

1Capital gains if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes maximum 39.6% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in the index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



The fund's portfolio
September 30, 1999 (Unaudited)


KEY TO ABBREVIATIONS
AMBAC                 -- AMBAC Indemnity Corporation
FGIC                  -- Financial Guaranty Insurance Company
FNMA Coll.            -- Federal National Mortgage Association Collateralized
FSA                   -- Financial Security Assurance
GNMA Coll.            -- Government National Mortgage Association Collateralized
IFB                   -- Inverse Floating Rate Bonds
IF COP                -- Inverse Floating Rate Certificate of Participation
MBIA                  -- Municipal Bond Investors Assurance Corporation
U.S. Govt. Coll.      -- U.S. Government Collateralized


MUNICIPAL BONDS AND NOTES (98.7%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
Alabama (2.7%)
--------------------------------------------------------------------------------------------------------------------------
     $    5,750,000  Butler, Indl. Dev. Board Rev. Bonds (Solid Waste
                       Disp. James River Corp.), 8s, 9/1/28                                     BBB         $    6,360,938

Arizona (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Coconino Cnty., Poll. Control Corp. Rev. Bonds
                       (Tucson/Navajo Elec. Pwr.), Ser. A,
                       7 1/8s, 10/1/32                                                          B                2,690,625
          3,000,000  Tucson, Arpt. Auth. Special Fac. Rev. Bonds
                       (Lockheed Aermod Ctr. Inc.), 8.7s, 9/1/19                                Baa2             3,165,600
                                                                                                            --------------
                                                                                                                 5,856,225

Arkansas (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Northwest Regl. Apt. Auth. Rev. Bonds,
                       7 5/8s, 2/1/27                                                           BB/P             1,093,750

California (8.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,500,000  CA Hlth. Fac. Auth. Rev. Bonds (Cedar-Sinai
                       Med. Ctr.), MBIA, 5 1/8s, 8/1/27                                         Aaa              3,176,250
          5,700,000  CA Statewide Cmnty. Dev. Auth. IF COP
                       (Motion Picture & TV Fund), AMBAC, 5.35s,
                       1/1/22                                                                   Aaa              5,023,125
          4,000,000  Foothill/Eastern Corridor Agcy. CA Toll Road
                       Rev. Bonds, 5 3/4s, 1/15/40                                              BBB-             3,820,000
          6,320,000  Los Angeles, Regl. Arpt. Impt. Corp Rev. Bonds
                       (Continental Airlines), 9 1/4s, 8/1/24                                   BB+/P            7,275,900
                                                                                                            --------------
                                                                                                                19,295,275

Colorado (5.2%)
--------------------------------------------------------------------------------------------------------------------------
                     Denver, City & Cnty. Arpt. Rev. Bonds, Ser. A
          3,670,000    8 3/4s, 11/15/23                                                         Baa1             3,991,125
          1,330,000    8 3/4s, 11/15/23, Prerefunded                                            Aaa              1,472,975
                     Denver, City & Cnty. Arpt. Rev. Bonds, Ser. A
          5,805,000    MBIA, 8 1/2s, 11/15/23 (SEG)                                             Aaa              6,160,556
            545,000    MBIA, 8 1/2s, 11/15/23, Prerefunded (SEG)                                Aaa                582,469
                                                                                                            --------------
                                                                                                                12,207,125

Delaware (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Delaware Valley, Regl. Fin. Auth. Govt. Rev. Bonds,
                       Ser. C, AMBAC, 7 3/4s, 7/1/27                                            Aaa              6,368,750

Florida (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,500,000  Lee Cnty., Indl. Dev. Auth. Hlth. Care Facs. Rev.
                       Bonds (Cypress Cove Hlth. Pk.), Ser. A,
                       6 3/8s, 10/1/25                                                          BB/P             1,455,000

Georgia (4.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,025,000  De Kalb Cnty., Hsg. Auth. Muni. Rev. Bonds
                       (Briarcliff Park Apts.), Ser. B, 10s, 4/1/17                             AAA/P            3,516,563
          2,000,000  Forsyth Cnty., Hosp. Auth. Rev. Bonds
                       (Babtist Hlthcare Sys.), 6 1/4s, 10/1/18                                 B/P              1,905,000
          3,900,000  GA Med. Ctr. Hosp. Auth. IFB (Columbus Regl.
                        Hlth. Care Syst.), Ser. B, MBIA, 8.495s, 8/1/10                         Aaa              4,319,250
                                                                                                            --------------
                                                                                                                 9,740,813

Illinois (6.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
          2,268,000    (United Air Lines, Inc.), Ser. B, 8.95s, 5/1/18                          Baa2             2,425,286
          1,715,000    (United Air Lines, Inc.), Ser. 84A, 8.85s, 5/1/18                        Baa2             1,832,169
          4,250,000    (American Airlines, Inc.), 8.2s, 12/1/24                                 Baa1             4,829,063
          2,680,000  East Chicago, Ind. Exempt Fac Rev. Bonds
                       (Ispat Inland, Inc.), 7s, 1/1/14                                         B+               2,576,150
                     IL Dev. Fin. Auth. Rev. Bonds (Cmnty. Rehab.
                       Providers Fac.), Ser. A
            905,000    7 7/8s, 7/1/20                                                           B/P              1,063,375
          1,260,000    7 7/8s, 7/1/20, Prerefunded                                              AAA/P            1,475,775
                                                                                                            --------------
                                                                                                                14,201,818

Indiana (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Fort Wayne, Hosp. Auth. Rev. Bonds (Parkview
                       Hlth. Syst., Inc.), MBIA, 4 3/4s, 11/15/28                               Aaa              2,460,000
          4,500,000  Indianapolis Indl. Arpt. Auth. Special Fac. Rev.
                       Bonds (Federal Express Corp.), 7.1s, 1/15/17                             Baa2             4,871,250
                                                                                                            --------------
                                                                                                                 7,331,250

Iowa (5.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Des Moines, Hosp. Rev. Bonds (Des Moines
                       Genl. Hosp.), Ser. B, 8 1/4s, 11/15/11                                   B-/P             2,037,500
          8,500,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                       (Care Initiatives), 9 1/4s, 7/1/25                                       BB/P            10,911,875
                                                                                                            --------------
                                                                                                                12,949,375

Kentucky (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Boone Cnty. Poll. Control Rev. Bonds (Dayton
                       Pwr. & Lt. Co.), Ser. A, 6 1/2s, 11/15/22                                Aa3              4,275,000
          1,435,000  Jefferson Cnty., 1st Mtge. Rev. Bonds
                       (AHF/KY-IOWA, Inc.), 10 1/4s, 1/1/20                                     B-/P             1,474,463
                                                                                                            --------------
                                                                                                                 5,749,463

Louisiana (4.6%)
--------------------------------------------------------------------------------------------------------------------------
          5,000,000  Hodge, Combined Util. Rev. Bonds
                       (Stone Container Corp.), 9s, 3/1/10                                      B/P              5,158,450
          2,500,000  LA Pub. Fac. Auth. 1st Mtge. Rev. Bonds
                       (St. James Place), 10s, 11/1/21                                          B-/P             2,731,250
          3,000,000  W. Feliciana, Parish Poll. Control Rev. Bonds
                       (Gulf States Util. Co.), 8s, 12/1/24                                     Ba1              3,071,880
                                                                                                            --------------
                                                                                                                10,961,580

Massachusetts (16.0%)
--------------------------------------------------------------------------------------------------------------------------
                     MA State Hlth. & Edl. Fac. Auth. IFB
          3,000,000    (St. Elizabeth Hosp.), Ser. E, FSA, 9.82s, 8/12/21                       Aaa              3,270,000
          2,000,000    (New England Medical Ctr.), MBIA, 6.73s, 7/1/18                          Aaa              1,817,500
          4,500,000  MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 53,
                       MBIA, 6.15s, 12/1/29 (SEG)                                               Aaa              4,567,500
                     MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                       (Southeastern MA)
          1,500,000    Ser. B, 9 1/4s, 7/1/15                                                   BB-/P            1,636,875
          3,500,000    Ser. A, 9s, 7/1/15                                                       BB-/P            3,810,625
                     MA State Indl. Fin. Agcy. Rev. Bonds
            900,000    (Odd Fellows Home of MA), 9.6s, 1/1/15                                   AAA/P              930,060
          4,500,000    (Orchard Cove Inc.), U. S. Govt. Coll., 9s, 5/1/22                       AAA/P            5,118,750
          2,340,000    (MA Tpk.), 9s, 10/1/20                                                   AAA/P            2,492,123
          4,250,000    (Emerson College), 8.9s, 1/1/18                                          BBB-/P           4,574,063
          3,315,000    (Evanswood Bethzatha), 7.85s, 1/15/17                                    B-/P             3,348,150
          5,800,000  MA State Port Auth. Rev. Bonds
                       (Harborside Hyatt), 10s, 3/1/26                                          B/P              6,097,250
                                                                                                            --------------
                                                                                                                37,662,896

Michigan (6.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,545,000  Detroit, Dev. Fin. Auth. Tax Increment Rev.
                       Bonds, Ser. A, 9 1/2s, 5/1/21                                            BBB+/P           2,949,019
          4,700,000  MI State Strategic Fund Ltd. Oblig. Rev.
                       Bonds (Mercy Svcs. for Aging), 9.4s, 5/15/20                             Aaa              4,946,938
          1,000,000  MI State Strategic Fund Resource Recvy. Ltd.
                       Oblig. Rev. Bonds (Central Wayne Energy Rec.),
                       Ser. A, 7s, 7/1/27                                                       B/P                957,500
          6,000,000  Midland Cnty., Econ. Dev. Corp. Rev. Bonds
                       (Poll. Ctrl.), Ser. B, 9 1/2s, 7/23/09                                   B+/P             6,287,880
                                                                                                            --------------
                                                                                                                15,141,337

Missouri (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          4,600,000  Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
                       (Park Lane Med. Ctr.), 8 3/4s, 1/1/15                                    BB+/P            4,713,202

Nebraska (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  NE Investment Fin. Auth. Hosp. IFB, MBIA,
                       9.284s, 11/15/16                                                         Aaa              1,091,250

Nevada (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Clark Cnty., Indl. Dev. Rev. Bonds (Southwest
                       Gas Corp.), Ser. B, 7 1/2s, 9/1/32                                       Baa2             3,206,250

New Hampshire (2.2%)
--------------------------------------------------------------------------------------------------------------------------
                     NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
          1,850,000    (Havenwood-Heritage Heights), U. S. Govt.
                       Coll., 9 3/4s, 12/1/19                                                   AAA/P            1,921,836
          1,000,000    (NH College), 6 3/8s, 1/1/27                                             BBB-               982,500
          1,000,000  NH State Bus. Fin. Auth. Rev. Bonds (Franklin
                       Regl. Hosp. Assn. PJ), Ser. A, 6.05s, 9/1/29                             BBB/P              931,250
          1,500,000  NH State Bus. Fin. Auth. Swr. & Soild Waste
                       Rev. Bonds (Crown Paper), 7 7/8s, 7/1/26                                 B                1,432,500
                                                                                                            --------------
                                                                                                                 5,268,086

New York (5.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,350,000  NY State Energy Res. & Dev. Auth. Poll.
                       Control IFB, FGIC, 8.671s, 7/1/29
                       (acquired 12/19/94, cost $2,453,729) (RES)                               Aaa              2,802,375
          3,000,000  NY State Hsg. Fin. Agcy. Svcs. Contract Oblig.
                       Rev. Bonds, Ser. A, 7 3/8s, 9/15/21                                      AAA              3,270,000
                     NY State Local Govt. Assistance Corp. Rev.
                       Bonds
          1,500,000    Ser. A, 7s, 4/1/16                                                       Aaa              1,590,000
          2,000,000    Ser. D, 6 3/4s, 4/1/21                                                   Aaa              2,155,000
          1,500,000  Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Solvay Paperboard LLC), 7s, 11/1/30                                     B/P              1,500,000
          2,160,000  Port Auth. NY & NJ Special Oblig. Rev. Bonds
                       (Continental/Eastern Laguardia), 9 1/8s, 12/1/15                         Ba2              2,292,300
                                                                                                            --------------
                                                                                                                13,609,675

Oregon (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
                       (Terwilliger Plaza Project), 6 1/2s, 12/1/29                             BB-/P              948,750

Pennsylvania (6.3%)
--------------------------------------------------------------------------------------------------------------------------
            280,000  Allegheny Cnty., Indl. Dev. Auth. Arpt. Spl. Facs.
                       Rev. Bonds,  8 7/8s, 3/1/21                                              B+                 302,400
          2,000,000  Montgomery Cnty., Higher Ed. & Hlth. Auth.
                       Hosp. Rev. Bonds (United Hosp. Inc.),
                       Ser. A, 8 3/8s, 11/1/11                                                  AAA              2,046,520
          3,250,000  PA Econ. Dev. Fin. Auth. Rev. Bonds
                       (MacMillan Ltd. Partnership), 7.6s, 12/1/20                              Baa2             3,761,875
          2,500,000  PA State Higher Ed. Assistance Agcy. Student
                       Loan IFB, AMBAC, 8.405s, 9/1/26                                          Aaa              2,921,875
          2,100,000  Philadelphia, Muni. Auth. Rev. Bonds,
                       Ser. C, 8 5/8s, 11/15/16                                                 Aaa              2,328,375
          3,400,000  Philadelphia, Regl. Port Auth. Lease IFB
                       (Kidder Peabody), MBIA, 8.15s, 9/1/13                                    Aaa              3,629,500
                                                                                                            --------------
                                                                                                                14,990,545

Texas (5.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Abilene Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
                       Methodist Retirement), 5 7/8s, 11/15/18                                  BB+/P              935,000
          2,500,000  Alliance, Arpt. Auth. Special Fac. Rev. Bonds
                       (American Airlines, Inc.), 7 1/2s, 12/1/29                               Baa1             2,618,750
            675,000  Cherokee Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
                       (Nancy Travis Memorial Hosp.), 10s, 5/15/13                              B/P                771,188
          2,500,000  Tomball Hosp. Auth. Rev. Bonds (Tomball Regl.
                       Hosp.), 6s, 7/1/29                                                       BBB/P            2,378,125
          4,800,000  TX State Hsg. & Cmnty. Affairs Home Mtge. IFB,
                       Ser. C, GNMA Coll, FNMA Coll, 9.612s, 7/2/24                             AAA              5,322,000
                                                                                                            --------------
                                                                                                                12,025,063

Utah (3.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,300,000  Carbon Cnty., Util. Rev. Bonds (Laidlaw Solid
                       Waste Disp.), Ser. A, 7 1/2s, 2/1/10                                     BBB              3,576,375
          4,000,000  Tooele Cnty., Poll. Control Rev. Bonds
                       (Laidlaw Enviromental), Ser. A, 7.55s, 7/1/27                            B/P              4,300,000
                                                                                                            --------------
                                                                                                                 7,876,375

West Virginia (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Princeton Hosp. Rev. Bonds (Cmnty. Hosp.
                       Assn., Inc.), 6.1s, 5/1/29                                               BBB              2,412,500

Wisconsin (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            430,000  WI Hsg. & Econ. Dev. Auth. IFB (Home
                       Ownership Dev.), 9.753s, 10/25/22                                        Aa3                453,650
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $228,213,653) (b)                                             $  232,970,941
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $236,108,141.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      September 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $228,213,653, resulting in gross unrealized appreciation and depreciation of $10,252,469 and $5,495,181, respectively, or net unrealized appreciation of $4,757,288.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      September 30, 1999 was $2,802,375 or 1.2% of net assets.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1999.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at September 30, 1999.

      The fund had the following industry group concentrations greater than 10% at September 30, 1999 (as a percentage of net assets):

          Transportation        24.0%
          Health care           22.5
          Utilities             11.9

      The fund had the following insurance concentration greater than 10% at September 30, 1999 (as a percentage of net assets):

          MBIA                  11.9%


-------------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 1999 (Unaudited)

                                          Aggregate Face    Expiration    Unrealized
                             Total Value      Value            Date      Depreciation
-------------------------------------------------------------------------------------
Municipal Bond Index (long)  $5,164,938    $5,234,502         Dec-99       $(69,564)
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investment in securities at value
(identified cost $228,213,653) (Note 1)                                            $232,970,941
-----------------------------------------------------------------------------------------------
Cash                                                                                    155,319
-----------------------------------------------------------------------------------------------
Interest receivable                                                                   4,501,286
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           40,000
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          24,438
-----------------------------------------------------------------------------------------------
Total assets                                                                        237,691,984

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 1,063,071
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            429,259
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               25,659
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            12,460
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,608
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   51,786
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,583,843
-----------------------------------------------------------------------------------------------
Net assets                                                                         $236,108,141

Represented by
-----------------------------------------------------------------------------------------------
Series A remarketed preferred shares, (8,000 shares authorized;
900 shares issued at $50,000 per share) (Note 4)                                   $ 45,000,000
-----------------------------------------------------------------------------------------------
Paid-in capital -- common shares (Note 1)                                           204,691,006
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (881,433)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (17,389,156)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            4,687,724
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $236,108,141

Computation of net asset value
-----------------------------------------------------------------------------------------------
Series A remarketed preferred shares                                               $ 45,000,000
-----------------------------------------------------------------------------------------------
Cumulative undeclared dividends on Series A
remarketed preferred shares                                                               4,438
-----------------------------------------------------------------------------------------------
Net assets allocated to Series A remarketed
preferred shares-liquidation preference                                            $ 45,004,438
-----------------------------------------------------------------------------------------------
Net assets available to common shares                                              $191,103,703
-----------------------------------------------------------------------------------------------
Net assets per common share
($191,103,703 divided by 22,148,029 shares)                                               $8.63
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended September 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Tax exempt interest income:                                                        $  8,838,349

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        854,068
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          125,262
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,459
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,322
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   8,718
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 75,528
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,654
-----------------------------------------------------------------------------------------------
Postage                                                                                  21,746
-----------------------------------------------------------------------------------------------
Preferred share remarketing agent fees                                                   67,250
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    16,498
-----------------------------------------------------------------------------------------------
Other                                                                                    13,788
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,197,368
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (18,287)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,179,081
-----------------------------------------------------------------------------------------------
Net investment income                                                                 7,659,268
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        113,454
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (243,825)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period            (10,797,244)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (10,927,615)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (3,268,347)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                   September 30        March 31
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   7,659,268    $ 15,567,072
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       (130,371)     (1,467,406)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (10,797,244)       (585,911)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      (3,268,347)     13,513,755
---------------------------------------------------------------------------------------------------------------
Distributions to Series A remarketed preferred shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income:                                                            (744,561)     (1,590,816)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations applicable to common shareholders (excluding
cumulative undeclared dividends on remarketed preferred
shares of $4,438 and $4,056, respectively)                                           (4,012,908)     11,922,939
---------------------------------------------------------------------------------------------------------------
Distributions to common shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income:                                                          (7,417,908)    (15,168,137)
---------------------------------------------------------------------------------------------------------------
Increase from issuance of common shares in
connection with reinvestment of distributions                                           856,065       1,864,602
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (10,574,751)     (1,380,596)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 246,682,892     248,063,488
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $881,433 and
$378,232, respectively)                                                            $236,108,141    $246,682,892
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Common shares outstanding at beginning of period                                     22,063,316      21,882,030
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions                           84,713         181,286
---------------------------------------------------------------------------------------------------------------
Common shares outstanding at end of period                                           22,148,029      22,063,316
---------------------------------------------------------------------------------------------------------------
Remarketed preferred shares outstanding
at beginning and end of period                                                              900             900
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                 Six months
Per-share                       September 30
operating performance            (Unaudited)                                   Year ended March 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period
(common shares)                    $9.14            $9.28            $9.12            $9.16            $9.03            $9.23
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .35              .71              .75              .80              .80              .81
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.49)            (.09)             .18             (.08)             .13             (.19)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.14)             .62              .93              .72              .93              .62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income:
------------------------------------------------------------------------------------------------------------------------------------
To preferred shareholders           (.03)            (.07)            (.08)            (.07)            (.08)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
To common shareholders              (.34)            (.69)            (.69)            (.69)            (.72)            (.75)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.37)            (.76)            (.77)            (.76)            (.80)            (.82)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period (common shares)      $8.63            $9.14            $9.28            $9.12            $9.16            $9.03
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period (common shares)      $7.88           $10.94           $10.50           $10.25           $10.00            $9.50
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)
(common shares)(a)                (25.64)*          11.19             9.67            10.26            13.60            11.50
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(total fund) (in thousands)     $236,108         $246,683         $248,063         $242,836         $241,599         $236,333
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)         .61*            1.14             1.15             1.15             1.17             1.17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)        3.51*            6.90             7.27             8.05             7.79             8.27
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              3.84*            6.92            16.78             9.30            34.45            49.11
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

(c) The ratio of expenses to average net assets for the year ended March 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)



Notes to financial statements
September 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Municipal Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's investment objective is to seek high current income exempt from federal income tax. The fund intends to achieve its objective by investing in high yielding tax-exempt municipal securities constituting a portfolio that the fund's Manager, Putnam Investment Management, Inc., ("Putnam Management"), a wholly owned subsidiary of Putnam Investments, Inc., believes to be consistent with prudent investment management.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At March 31, 1999, the fund had a capital loss carryover of approximately $16,283,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                    Expiration
--------------                    --------------
    $3,134,000                    March 31, 2003
     1,309,000                    March 31, 2004
     7,979,000                    March 31, 2006
     3,861,000                    March 31, 2007

E) Distributions to shareholders Distributions to common and preferred shareholders are recorded by the fund on the ex-dividend date. Dividends on remarketed preferred shares become payable when, as and if declared by the Trustees. Each dividend period for the remarketed preferred shares is generally a seven-day period. The applicable dividend rate for the remarketed preferred shares on September 30, 1999 was 3.85%. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Determination of net asset value Net asset value of the common shares is determined by dividing the value of all assets of the fund, less all liabilities and the liquidation preference of any outstanding remarketed preferred shares, by the total number of common shares outstanding.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds, original issue discount, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the annual rate of 0.70% of average weekly net assets.

If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the fund's gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Putnam Management for that period will be reduced by the amount of the excess (but not more than 0.70% of the liquidation preference of the remarketed preferred shares outstanding during the period).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1999, fund expenses were reduced by $18,287 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $602 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended September 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $10,050,740 and $9,071,869, respectively. Purchases and sales of short-term municipal obligations aggregated $29,600,000 and $30,400,000 respectively.

Note 4
Remarketed preferred shares

The Series A shares are redeemable at the option of the fund on any dividend payment date at a redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.

It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the fund earns taxable income and capital gains by the conclusion of a fiscal year, it will be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.

Under the Investment Company Act of 1940, the fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares as of the last business day of each month in which any such shares are outstanding. Additionally, the fund is required to meet more stringent asset coverage requirements under terms of the remarketed preferred shares and the shares' rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At September 30, 1999, no such restrictions have been placed on the fund.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Blake E. Anderson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


56143 054 11/99